Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Share based compensation and compensation under options for our officers and directors
	Three months		Six months
	ended June 30,		ended June 30,
	2020	2019	2020	2019

Salaries	-	-	-	-
Short-term employee benefits	533	552	1,083	1,108
Stock-based compensation	375,172	1,289,679	804,050	1,967,113

	$375,705	$1,290,231	$805,133	1,968,221